Shareholder Report, Line Graph (Details) 190876_Brown Advisory Sustainable Small-Cap Core Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 1,041,349	$ 973,594	$ 881,016	$ 775,000	$ 1,000,000	$ 1,352,563
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Accumulated Value	1,484,255	1,283,242	1,035,897	867,851	1,000,000	$ 1,811,144
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Accumulated Value	$ 1,040,970	$ 966,715	$ 878,383	$ 782,129	$ 1,000,000	$ 1,465,466